Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions
Schedule of provisions

	January 1,		Reversals	Reversals	December 31,
(in thousands euros)	2025	Additions	used	unused	2025
Long-term provisions	—	—	—	—	—
Short-term provisions	—	3,101	(2,029)	—	1,071
Total Provisions	—	3,101	(2,029)	—	1,071

	January 1,		Reversals	December 31,
(in thousands euros)	2024	Additions	/reclasses	2024
Long‑term provisions	—	—	—	—
Short‑term provisions	—	—	—	—
Total Provisions	—	—	—	—

	January 1,		Reversals	December 31,
(in thousands euros)	2023	Additions	/reclasses	2023
Long‑term provisions	—	—	—	—
Short‑term provisions	—	—	—	—
Total Provisions	—	—	—	—